The changes in the accumulated other comprehensive income are as follows: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
At January 1, 2021	$ 1,621,244	$ 2,482,186	$ 2,858,483
Translation adjustment on foreign investments	(64,575)	(138,840)	(21,115)
Cash flow hedge accounting	327	3
Changes in fair value of financial liabilities that relate to changes in the Company's own credit risk	(7,441)	(875)
Changes in fair value of investments in equity instruments	(2,632)
At December 31, 2021	1,644,280	1,621,244	2,482,186	$ 2,858,483
Attributable to NEXA's shareholders	1,386,273	1,377,445
Attributable to non-controlling interests	258,007	243,799
Reserve of cash flow hedges including non controlling interest [member]
IfrsStatementLineItems [Line Items]
At January 1, 2021	(269,743)	(130,903)	(109,788)
Translation adjustment on foreign investments	(64,575)	(138,840)	(21,115)
At December 31, 2021	(334,318)	(269,743)	(130,903)	(109,788)
Reserve of cash flow hedges including non controlling interest [member]
IfrsStatementLineItems [Line Items]
At January 1, 2021	1,266	1,263	384
Cash flow hedge accounting		3		879
At December 31, 2021	1,593	1,266	1,263	384
Accumulated other comprehensive income including non controlling interest [member]
IfrsStatementLineItems [Line Items]
At January 1, 2021	(269,352)	(129,640)	(109,404)
Cash flow hedge accounting	327			879
At December 31, 2021	(343,673)	(269,352)	$ (129,640)	$ (109,404)
Attributable to NEXA's shareholders		(299,995)
Attributable to non-controlling interests		(43,678)
Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]
IfrsStatementLineItems [Line Items]
At January 1, 2021	(875)
Changes in fair value of financial liabilities that relate to changes in the Company's own credit risk	(7,441)	(875)
Changes in fair value of investments in equity instruments	(2,632)
At December 31, 2021	$ (10,948)	$ (875)